UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Pamet Capital Management, L.P.
Address:              222 Berkeley Street, 22nd Floor
                      Boston, MA 02116

Form 13F File Number: 028-11903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Jason Price
Title:                Chief Financial Officer
Phone:                (617) 646-6100

Signature, Place, and Date of Signing:

/s/ Jason Price                   Boston, MA                 August 13, 2008
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None

List of Other Included Managers:            N/A

Form 13F Information Table Entry Total:     24

Form 13F Information Table Value Total:     1,938,779
                                            (x$1000)

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                   PAMET CAPITAL MANAGEMENT, L.P.
                                           As of 6/30/08

  Column 1                    Column 2      Column 3   Column 4         Column 5        Column 6     Column 7      Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/   Investment    Other         Voting
  Issuer                       Class         Number    (x$1,000)  Amount     PRN CALL   Discretion   Managers      Authority

                                                                                                                Sole   Shared  None

ALLEGHENY ENERGY INC          COM            017361106   190,256   3,796,774 SH          SOLE                   3,796,774
ALTRIA GROUP INC              COM            02209S103    59,865   2,911,700 SH          SOLE                   2,911,700
ASBURY AUTOMOTIVE GROUP INC   COM            043436104    19,275   1,500,000 SH          SOLE                   1,500,000
ARBITRON INC                  COM            03875Q108   168,422   3,545,736 SH          SOLE                   3,545,736
CLEAR CHANNEL COMMUNICATIONS  COM            184502102    62,578   1,777,778 SH          SOLE                   1,777,778
CROWN CASTLE INTL CORP        COM            228227104   214,841   5,547,153 SH          SOLE                   5,547,153
DISH NETWORK CORP             CL A           25470M109   133,555   4,561,300 SH          SOLE                   4,561,300
GATEHOUSE MEDIA INC           COM            367348109     6,618   2,690,350 SH          SOLE                   2,690,350
GENTEK INC                    COM NEW        37245X203    37,287   1,386,648 SH          SOLE                   1,386,648
GROUP 1 AUTOMOTIVE INC        COM            398905109    21,885   1,101,400 SH          SOLE                   1,101,400
LIBERTY MEDIA CORP NEW        INT COM SER A  53071M104   204,289  13,840,750 SH          SOLE                  13,840,750
MCGRAW HILL COS INC           COM            580645109    71,574   1,784,000 SH          SOLE                   1,784,000
MOHAWK INDS INC               COM            608190104   131,732   2,055,100 SH          SOLE                   2,055,100
MUELLER WTR PRODS INC         COM SER B      624758207    49,037   5,742,065 SH          SOLE                   5,742,065
NEWCASTLE INVT CORP           COM            65105M108    22,928   3,270,800 SH          SOLE                   3,270,800
NVR INC                       COM            62944T105    65,260     130,500 SH          SOLE                     130,500
PHILIP MORRIS INTL INC        COM            718172109   143,809   2,911,700 SH          SOLE                   2,911,700
POOL CORPORATION              COM            73278L105    17,164     966,423 SH          SOLE                     966,423
SAFETY INS GROUP INC          COM            78648T100    30,852     865,411 SH          SOLE                     865,411
SLM CORP                      COM            78442P106   147,677   7,631,900 SH          SOLE                   7,631,900
TAL INTL GROUP INC            COM            874083108    56,948   2,504,300 SH          SOLE                   2,504,300
USA MOBILITY INC              COM            90341G103    26,512   3,511,557 SH          SOLE                   3,511,557
UNITED RENTALS INC            COM            911363109    29,415   1,500,000 SH          SOLE                   1,500,000
WINTHROP RLTY TR              SH BEN INT     976391102    27,000   7,500,000 SH          SOLE                   7,500,000